Major commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements [Abstract]
Minimum rental payments for operating leases and minimum lease payments for capital leases in each of the next five years and thereafter

Minimum rental payments for operating leases having initial non-cancelable lease terms of more than one year and minimum lease payments for capital leases in each of the next five years and thereafter are as follows:

In millions	Operating	Capital

2012	$128	$99
2013	103	151
2014	76	270
2015	61	109
2016	45	297
2017 and thereafter	252	328
	$665	1,254
Less: imputed interest on capital leases at rates ranging from approximately 0.7% to 11.8%		299
Present value of minimum lease payments included in debt		$955

Provision for personal injury and other claims in Canada

As at December 31, 2011, 2010 and 2009, the Company's provision for personal injury and other claims in Canada was as follows:

In millions	2011	2010	2009
Balance January 1	$200	$178	$189
Accruals and other	31	59	48
Payments	(32)	(37)	(59)
Balance December 31	$199	$200	$178

Current portion - Balance December 31	$39	$39	$34

Provision for personal injury and other claims in the U.S.

As at December 31, 2011, 2010 and 2009, the Company's provision for personal injury and other claims in the U.S. was as follows:

In millions	2011	2010	2009
Balance January 1	$146	$166	$265
Accruals and other	30	7	(46)
Payments	(65)	(27)	(53)
Balance December 31	$111	$146	$166

Current portion - Balance December 31	$45	$44	$72

Provision for specific environmental sites
As at December 31, 2011, 2010 and 2009, the Company's provision for specific environmental sites was as follows:

In millions	2011	2010	2009
Balance January 1	$150	$103	$125
Accruals and other	17	67	(7)
Payments	(15)	(20)	(15)
Balance December 31	$152	$150	$103

Current portion - Balance December 31	$63	$34	$38